Borrowings - Schedule of Short-term Borrowing (Details) ₫ in Millions, ₩ in Millions, $ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VND (₫)
Shinhan Bank | Operational | SOFR (3M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.652%	3.652%	3.652%
Hana Bank | Operational | FB (6M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.837%	2.837%	2.837%
NongHyup Bank | Operational | MOR (6M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.84%	2.84%	2.84%
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 709,809			₩ 450,140
Short-term borrowings | Shinhan Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 9,290			13,090
Short-term borrowings | Shinhan Bank | Operational | Bottom of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.90%	4.90%	4.90%
Short-term borrowings | Shinhan Bank | Operational | Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.93%	4.93%	4.93%
Short-term borrowings | Shinhan Bank 1 | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 50,222	$ 35,000		0	$ 0
Short-term borrowings | Shinhan Bank 1 | Operational | SOFR (3M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.94%	1.94%	1.94%
Short-term borrowings | Shinhan Bank 2 | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 0			87,900
Short-term borrowings | Shinhan Bank 3 | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.74%	2.74%	2.74%
Short-term borrowings	₩ 70,000			0
Short-term borrowings | Woori Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	0			141,950
Short-term borrowings | Korea Development Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 24,600			0
Short-term borrowings | Korea Development Bank | Operational | Bottom of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.79%	3.79%	3.79%
Short-term borrowings | Korea Development Bank | Operational | Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.68%	4.68%	4.68%
Short-term borrowings | Korea Development Bank 1 | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Short-term borrowings	₩ 0			35,000
Short-term borrowings | Industrial Bank of Korea | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.27%	4.27%	4.27%
Short-term borrowings	₩ 6,000			6,000
Short-term borrowings | Hana Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,000			0
Short-term borrowings | Hana Bank | Operational | FB (6M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.988%	1.988%	1.988%
Short-term borrowings | KB SECURITIES | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 0			120,000
Short-term borrowings | KB SECURITIES 1 | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 90,000			0
Short-term borrowings | KB SECURITIES 1 | Operational | Bottom of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.73%	2.73%	2.73%
Short-term borrowings | KB SECURITIES 1 | Operational | Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.39%	3.39%	3.39%
Short-term borrowings | NongHyup Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 1,000			0
Short-term borrowings | NongHyup Bank | Operational | MOR (6M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.77%	1.77%	1.77%
Short-term borrowings | NongHyup Bank 1 | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 0			14,200
Short-term borrowings | Standard Chartered Bank | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 0			32,000
Short-term borrowings | Korea Investment & Securities | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.13%	3.13%	3.13%
Short-term borrowings	₩ 70,000			0
Short-term borrowings | Kiwoom Securities Co., Ltd. | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.13%	3.13%	3.13%
Short-term borrowings	₩ 10,000			0
Short-term borrowings | Shinhan Securities Co., Ltd. | Operational
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 198,855			0
Short-term borrowings | Shinhan Securities Co., Ltd. | Operational | Bottom of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.88%	2.88%	2.88%
Short-term borrowings | Shinhan Securities Co., Ltd. | Operational | Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.94%	2.94%	2.94%
Short-term borrowings | Daol Securities Co., Ltd | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.60%	2.60%	2.60%
Short-term borrowings	₩ 98,637			0
Short-term borrowings | BIVD | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.40%	6.40%	6.40%
Short-term borrowings	₩ 206		₫ 3,768,081	0		₫ 0
Short-term borrowings | Woori Investment Securities Co., Ltd. | Operational
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.73%	2.73%	2.73%
Short-term borrowings	₩ 30,000			0
Short-term borrowings | Korea Investment Capital | PF loans
Disclosure of detailed information about borrowings [line items]
Annual interest rates	8.00%	8.00%	8.00%
Short-term borrowings	₩ 16,536			0
Short-term borrowings | Korea Investment Savings Bank | PF loans
Disclosure of detailed information about borrowings [line items]
Annual interest rates	8.00%	8.00%	8.00%
Short-term borrowings	₩ 5,518			0
Short-term borrowings | DHG The 1st Co., Ltd. | PF loans
Disclosure of detailed information about borrowings [line items]
Annual interest rates	10.00%	10.00%	10.00%
Short-term borrowings	₩ 10,000			0
Short-term borrowings | HANWHA INVESTMENT & SECURITIES CO., LTD. | PF loans
Disclosure of detailed information about borrowings [line items]
Annual interest rates	8.00%	8.00%	8.00%
Short-term borrowings	₩ 13,945			₩ 0